Share-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-based compensation
Share-based compensation
20.	Share-based Compensation

Share options

The Company granted nil Original Option Units to the employees or directors (collectively as “Grantees”) during the three months ended March 31, 2023.

As of March 31, 2023, 12,895,561 Original Option Units (equivalent to 3,523,167 ordinary shares after share split) are exercisable. The following table sets forth the activities of Original Option Units for the three months ended March 31, 2023:

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	Original	exercise	grant date	contractual	intrinsic
	Option Units	price	fair value	years	value
		US$	US$		US$
Outstanding as of January 1, 2023	28,366,000	0.35	0.29	6.67	14,548,534
Granted	—	—	—	—	—
Forfeited	(335,000)	0.59	—	—	—
Outstanding as of March 31, 2023	28,031,000	0.35	0.29	6.41	23,243,902
Expected to be vested as of March 31, 2023	28,031,000	0.35	0.29	6.41	23,243,902

No Additional Option Units are exercisable as of March 31, 2023. The following table sets forth the activities of Additional Option Units for the three months ended March 31, 2023:

			Weighted	Weighted
	Number of	Weighted	average	average
	Additional	average	grant	remaining	Aggregate
	Option	exercise	date fair	contractual	intrinsic
	Units	price	value	years	value
		US$	US$		US$
Outstanding as of January 1, 2023	1,292,041	0.80	0.57	1.42	309,270
Granted	—	—	—	—	—
Forfeited	(47,955)	0.87	—	—	—
Outstanding as of March 31, 2023	1,244,086	0.80	0.56	1.17	482,350
Expected to be vested as of March 31, 2023	1,244,086	0.80	0.56	1.17	482,350

The Company granted 6,000,000 units (equivalent to 1,738,200 ordinary shares after share split) of Restricted Share Units to Grantees during the year ended December 31, 2019 and has not granted any Restricted Share Units since then. As of March 31, 2023, 4,500,000 Restricted Share Units (equivalent to 1,303,754 ordinary shares after share split) out of the 6,000,000 Restricted Share Units granted (equivalent to 1,738,338  ordinary shares after share split) are exercisable. No Restricted Share Units were forfeited during the three months ended March 31, 2023.

Original Option Units, Additional Option Units and Restricted Share Units all have a service condition and a performance condition on the completion of an IPO of the Company. The Merger Transaction was consummated on September 28, 2022 and therefore the performance condition on the completion of an IPO of the Company has been achieved. All of share-based compensation expenses relating to Original Option Units, Additional Option Units and Restricted Share Units in the amount of RMB3,160,986 for the three months ended March 31, 2023 were included in general and administrative expenses.

20.Share-based Compensation

Share options

On March 19, 2019, the Board approved the 2019 Share Option Scheme (“Scheme”) to attract and retain key employees, which allowed for a maximum of 50,000,000 share units (equivalent to 14,486,152 ordinary shares after share split) to be issued under the Scheme (“Original Option Units”).

On September 28, 2022, the terms of the Scheme were amended and restated to allow a maximum aggregate number of ordinary shares of the Company that may be issued under the Scheme to be 14,486,152 shares (proportionally adjusted to reflect any share dividends, share splits, or similar transactions).

The Company granted 1,666,000 Original Option Units (equivalent to 482,666 ordinary shares after share split) and 7,194,000 Original Option Units (equivalent to 2,084,268 ordinary shares after share split) to the employees or directors (collectively as “Grantees”) during the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, 12,579,311 Original Option Units (equivalent to 3,514,114 ordinary shares after share split) are exercisable. The following table sets forth the activities of Original Option Units for the year ended December 31, 2022:

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	Original	exercise	grant date	contractual	intrinsic
	Option Units	price	fair value	years	value
		US$	US$		US$
Outstanding as of January 1, 2022	27,098,000	0.31	0.27	6.80	38,324,597
Granted	1,666,000	1.06	—	—	—
Forfeited	(398,000)	0.56	—	—	—
Outstanding as of December 31, 2022	28,366,000	0.35	0.29	6.67	13,312,140
Expected to be vested as of December 31, 2022	28,366,000	0.35	0.29	6.67	13,312,140

During the years ended December 31, 2022 and 2021, the Company granted additional 460,756 share option units (equivalent to 133,494 ordinary shares after share split) and 955,643 share option units (equivalent to 276,872 ordinary shares after share split) to certain employees with an exercise price of US$1.20 and US$0.60 to settle the accrued bonus of RMB3,520,177 and RMB3,769,622 for these employees (“Additional Option Units”), respectively, which are immediately vested on the grant date and will become exercisable after a three-year pre-requisite service period, counting from the grant date. If employment of the Grantees is terminated (either voluntarily or involuntarily) prior to exercise, a cash payment equal to the cash bonus plus interest at the interest rate of People’s Bank of China for the term commencing on the signing date of Additional Option Units contract until the cease date is made to the Grantees. Upon exercise of the Additional Option Units, the cash settlement feature lapses. Since the Additional Option Unit is with two components in which exercise of one part cancels the other, in measuring compensation cost, the award is treated as a combination of: (i) a cash bonus payable in the amount of RMB3,520,177 plus interest and RMB3,769,622 plus interest for the years ended December 31, 2022 and 2021 respectively, and (ii) 460,756 Additional Option Units (equivalent to 133,494 ordinary shares after share split) and 933,742 share option units (equivalent to 270,527 ordinary shares after share split) with three-year pre-requisite service period, respectively.

20.Share-based Compensation (continued)

No Additional Option Units are exercisable as of December 31, 2022. The following table sets forth the activities of Additional Option Units for the year ended December 31, 2022:

			Weighted	Weighted
	Number of	Weighted	average	average
	Additional	average	grant	remaining	Aggregate
	Option	exercise	date fair	contractual	intrinsic
	Units	price	value	years	value
		US$	US$		US$
Outstanding as of January 1, 2022	933,742	0.60	0.41	1.34	831,030
Granted	460,756	1.20	—	—	—
Forfeited	(102,457)	0.81	—	—	—
Outstanding as of December 31, 2022	1,292,041	0.80	0.57	1.42	176,520
Expected to be vested as of December 31, 2022	1,292,041	0.80	0.57	1.42	176,520

The Company granted 6,000,000 units (equivalent to 1,738,338 ordinary shares after share split) of Restricted Share Units to Grantees during the year ended December 31, 2019 and has not granted any Restricted Share Units since then. As of December 31, 2022, 4,500,000 Restricted Share Units (equivalent to 1,303,754 ordinary shares after share split) out of the 6,000,000 Restricted Share Units granted (equivalent to 1,738,338 ordinary shares after share split) are exercisable. No Restricted Share Units were forfeited during the year ended December 31, 2022.

Options granted to Grantees were measured at fair value as of the respective grant dates using the Binomial Option Pricing Model with the following assumptions:

	2022	2021	2020
Expected volatility	25.00%	24.74% – 25.00%	24.51% – 26.99%
Risk-free interest rate (per annum)	2.50% – 2.80%	2.47% – 2.53%	1.01% – 1.12%
Exercise multiple	2.50 – 2.80	2.50 – 2.80	2.50 – 2.80
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	6
Fair value of underlying unit (3.45 unit = 1 ordinary share)	US$1.86	US$0.88 – US$1.49	US$0.37 – US$0.53

The estimated fair value of the underlying unit at the grant date was estimated by management with the assistant of an independent valuation firm. The income approach involves applying discounted cash flow analysis based on the Company’s projected cash flow using management’s best estimate as of the valuation dates. Estimating future cash flow requires the Company to analyze projected revenue growth, gross margins, operating expense levels, effective tax rates, capital expenditures, working capital requirements, and discount rates. The Company’s projected revenues were based on expected annual growth rates derived from a combination of historical experience and the general trend in this industry. The revenue and cost assumptions used are consistent with the Company’s long-term business plan and market conditions in this industry. The Company also has to make complex and subjective judgments regarding its unique business risks, its limited operating history, and future prospects at the time of grant.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not intend to pay dividend before the Company becomes profitable. The expected term is calculated from the grant date to estimated IPO date or the contractual term of the option.

20. Share-based Compensation (continued)

Original Option Units, Additional Option Units and Restricted Share Units all have a service condition and a performance condition on the completion of an IPO of the Company. The Merger Transaction was consummated on September 28, 2022 and therefore the performance condition on the completion of an IPO of the Company has been achieved. Upon the completion of the Merger Transaction as of September 28, 2022, the Company immediately recognized share-based compensation expenses of RMB33,194,871 for Original Option Units, Additional Option Units and Restricted Share Units vested cumulatively. All of share-based compensation expenses relating to Original Option Units, Additional Option Units and Restricted Share Units in the amount of RMB44,421,298 for the year ended December 31, 2022 were included in general and administrative expenses.